Schedule of Accounts Receivable Disaggregated Revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Less: Bad debt provisions	$ (26)	$ (26)
Less: Allowance for credit losses	(22)	(22)
Total	2,473	5,040
Spot Charters [Member]
Disaggregation of Revenue [Line Items]
Accounts receivable trade	1,709	4,635
Time Charters [Member]
Disaggregation of Revenue [Line Items]
Accounts receivable trade	$ 812	$ 453